UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Money Market
Central Fund

December 31, 2005

1.811315.101

CFM-QTLY-0206

Investments December 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 2.1%
Due Date	Annualized Yield at Time of Purchase	Principal Amount		Value
AOL Time Warner, Inc.
4/15/06	4.20%	$ 525,000		$ 527,793
4/15/06	4.30	250,000		251,259
Comcast Cable Communications, Inc.
1/30/06	3.90	2,000,000		2,003,822
1/30/06	4.12	345,000		345,602
1/30/06	4.48	105,000		105,149
1/30/06	4.49	70,000		70,099
1/30/06	4.54	95,000		95,131
Conoco Funding Co.
10/15/06	4.89	5,165,000		5,186,507
Continental Cablevision, Inc.
5/15/06	4.73	600,000		607,750
France Telecom SA
3/1/06	3.74	155,000		155,905
3/1/06	3.81	50,000		50,287
3/1/06	3.82	145,000		145,828
3/1/06	3.89	235,000		236,314
3/1/06	3.92	660,000		663,665
3/1/06	3.94	75,000		75,414
Household Finance Corp.
1/24/06	3.13	5,000,000		5,010,350
Morgan Stanley
3/27/06	4.78 (c)	2,000,000		2,001,438
TCI Communications, Inc.
2/15/06	4.62	135,000		135,354
2/15/06	4.72	1,187,000		1,189,968
TOTAL CORPORATE BONDS			18,857,635
Certificates of Deposit - 20.4%

Domestic Certificates Of Deposit - 0.7%
Huntington National Bank, Columbus
3/23/06	4.31	1,000,000		1,000,000
Washington Mutual Bank FA
3/14/06	4.45	5,000,000		5,000,000
				6,000,000
London Branch, Eurodollar, Foreign Banks - 6.3%
Credit Agricole SA
3/31/06	3.88	5,000,000		5,000,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount		Value
London Branch, Eurodollar, Foreign Banks - continued
Credit Industriel et Commercial
1/13/06	4.10%	$ 5,000,000		$ 5,000,000
4/20/06	3.95	5,000,000		5,000,000
11/7/06	4.76	5,000,000		5,000,000
Northern Rock PLC
1/31/06	4.30	5,000,000		5,000,000
Royal Bank of Scotland PLC
1/31/06	4.29	5,000,000		5,000,000
Societe Generale
4/28/06	4.00	10,000,000		10,000,000
12/6/06	4.80	5,000,000		5,000,000
Unicredito Italiano Spa
1/25/06	4.26	10,000,000		10,000,000
				55,000,000
New York Branch, Yankee Dollar, Foreign Banks - 13.4%
Bank of Tokyo-Mitsubishi Ltd.
1/17/06	4.38	10,000,000		10,000,000
1/27/06	4.34	10,000,000		10,000,000
1/30/06	4.30	5,000,000		5,000,000
Canadian Imperial Bank of Commerce
1/15/06	4.43 (c)	9,000,000		9,000,000
Credit Industriel et Commercial
2/15/06	4.01	5,000,000		5,000,000
Credit Suisse First Boston New York Branch
1/19/06	4.14 (c)	5,000,000		5,000,000
1/19/06	4.35 (c)	5,000,000		5,000,000
3/27/06	4.49 (c)	5,000,000		5,000,000
DEPFA BANK PLC
2/1/06	4.30	5,000,000		5,000,000
Deutsche Bank AG
3/3/06	4.41 (c)	5,000,000		5,000,000
Dresdner Bank AG
1/13/06	3.78	5,000,000		5,000,000
Eurohypo AG
1/31/06	4.07	5,000,000		5,000,000
3/28/06	4.08 (a)	3,000,000		3,000,000
Mizuho Corporate Bank Ltd.
1/30/06	4.37	10,000,000		10,000,000
Royal Bank of Scotland PLC
1/31/06	4.28	10,000,000		10,000,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount		Value
New York Branch, Yankee Dollar, Foreign Banks - continued
Skandinaviska Enskilda Banken AB
1/6/06	4.05% (c)	$ 10,000,000		$ 9,999,240
Toronto-Dominion Bank
4/7/06	3.86	5,000,000		5,000,000
Unicredito Italiano Spa
2/13/06	4.28 (c)	5,000,000		4,999,732
				116,998,972
TOTAL CERTIFICATES OF DEPOSIT			177,998,972
Commercial Paper - 22.2%

Bank of America Corp.
2/1/06	4.31	10,000,000		9,963,144
Barclays U.S. Funding Corp.
1/24/06	4.24	5,000,000		4,986,567
Citibank Credit Card Master Trust I (Dakota Certificate Program)
1/5/06	4.07	10,000,000		9,995,522
1/24/06	4.30	5,000,000		4,986,360
2/1/06	4.28	5,000,000		4,981,723
2/2/06	4.35	5,000,000		4,980,800
2/3/06	4.36	3,000,000		2,988,093
Citigroup Funding, Inc.
1/24/06	4.28	5,000,000		4,986,424
1/31/06	4.30	5,000,000		4,982,208
Comcast Corp.
1/25/06	4.44 (b)	900,000		897,345
Countrywide Financial Corp.
1/27/06	4.33	5,000,000		4,984,472
DaimlerChrysler NA Holding Corp.
1/27/06	4.52	1,000,000		996,750
1/30/06	4.54	1,350,000		1,345,085
1/31/06	4.52	2,500,000		2,490,625
Dominion Resources, Inc.
1/31/06	4.45	500,000		498,154
Emerald (MBNA Credit Card Master Note Trust)
1/5/06	4.08	5,000,000		4,997,756
2/2/06	4.36	8,120,000		8,088,747
3/14/06	4.48	5,000,000		4,955,700
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount		Value
FCAR Owner Trust
4/4/06	4.52%	$ 5,000,000		$ 4,942,392
Federated Retail Holdings, Inc.
1/5/06	4.27	500,000		499,764
1/9/06	4.30	500,000		499,524
Fortune Brands, Inc.
1/9/06	4.30	1,000,000		999,053
1/17/06	4.34	500,000		499,044
1/23/06	4.30	3,000,000		2,992,208
1/24/06	4.30	500,000		498,642
2/1/06	4.35	1,000,000		996,289
2/21/06	4.55	2,000,000		1,987,250
Giro Funding US Corp.
1/10/06	4.26	15,000,000		14,984,100
3/21/06	4.45	5,000,000		4,951,832
Govco, Inc.
3/16/06	4.01	5,000,000		4,959,608
Grampian Funding LLC
3/28/06	4.42	10,000,000		9,896,083
Johnson Controls, Inc.
1/17/06	4.42 (b)	8,000,000		7,984,356
Kellogg Co.
1/17/06	4.38	1,000,000		998,062
1/26/06	4.42	500,000		498,472
Newport Funding Corp.
1/17/06	4.24	10,000,000		9,981,289
Nissan Motor Acceptance Corp.
1/20/06	4.44	500,000		498,834
3/20/06	4.53	1,000,000		990,293
3/23/06	4.56	1,000,000		989,853
Oracle Corp.
1/30/06	4.37	8,000,000		7,971,967
Park Granada LLC
3/16/06	4.48	5,000,000		4,954,469
Skandinaviska Enskilda Banken AB
1/30/06	4.35 (c)	5,000,000		5,000,000
Strand Capital LLC
1/17/06	3.91	5,000,000		4,991,422
Stratford Receivables Co. LLC
1/30/06	4.35	5,000,000		4,982,600
2/7/06	4.40	5,000,000		4,977,543
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount		Value
Stratford Receivables Co. LLC - continued
2/8/06	4.39%	$ 5,000,000		$ 4,976,989
The Walt Disney Co.
2/1/06	4.43	1,500,000		1,494,317
Weatherford International Ltd.
1/26/06	4.45 (b)	1,000,000		996,924
3/22/06	4.56 (b)	500,000		494,989
TOTAL COMMERCIAL PAPER			193,593,643
Master Notes - 3.0%

Bear Stearns Companies, Inc.
1/17/06	4.42 (e)	3,000,000		3,000,000
Goldman Sachs Group, Inc.
1/9/06	3.69 (e)	5,000,000		5,000,000
1/10/06	4.42 (c)(e)	5,000,000		5,000,000
1/11/06	4.42 (c)(e)	6,000,000		6,000,000
2/27/06	4.45 (c)(e)	7,000,000		7,000,000
TOTAL MASTER NOTES			26,000,000
Medium-Term Notes - 28.8%

AIG Matched Funding Corp.
1/3/06	4.06 (c)	5,000,000		5,000,000
1/11/06	4.13 (c)	5,000,000		5,000,000
1/23/06	4.02 (c)	5,000,000		5,000,000
3/15/06	4.51 (c)	5,000,000		5,000,000
Allstate Life Global Funding II
1/27/06	4.37 (b)(c)	1,000,000		1,000,000
ASIF Global Financing XXX
1/23/06	4.38 (b)(c)	9,000,000		9,000,000
Australia & New Zealand Banking Group Ltd.
1/23/06	4.35 (b)(c)	3,000,000		3,000,000
Bank of New York Co., Inc.
1/30/06	4.42 (b)(c)	5,000,000		5,000,000
Bayerische Landesbank Girozentrale
1/17/06	4.13 (c)	5,000,000		5,000,000
2/20/06	4.38 (c)	5,000,000		5,000,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount		Value
BellSouth Corp.
4/26/06	4.26% (b)(c)	$ 500,000		$ 500,051
BMW U.S. Capital LLC
1/17/06	4.34 (c)	1,000,000		1,000,000
Commonwealth Bank of Australia
1/24/06	4.35 (c)	2,000,000		2,000,000
Cullinan Finance Corp.
1/17/06	4.33 (b)(c)	5,000,000		4,999,604
GE Capital Assurance Co.
1/3/06	4.37 (c)(e)	5,000,000		5,000,000
General Electric Capital Corp.
1/9/06	4.35 (c)	13,000,000		13,000,000
1/9/06	4.44 (c)	10,500,000		10,506,248
1/17/06	4.47 (c)	9,000,000		9,002,351
3/30/06	3.95	6,000,000		6,019,659
HBOS Treasury Services PLC
3/24/06	4.57 (c)	5,000,000		5,000,000
Household Finance Corp.
3/22/06	4.55 (c)	10,000,000		10,003,884
HSBC Finance Corp.
1/24/06	4.37 (c)	3,000,000		3,000,000
HSH Nordbank AG
1/23/06	4.37 (b)(c)	3,000,000		3,000,000
ING USA Annuity & Life Insurance Co.
3/24/06	4.60 (c)(e)	2,000,000		2,000,000
Links Finance LLC
3/23/06	4.43 (b)(c)	10,000,000		9,998,117
MBIA Global Funding LLC
1/17/06	4.11 (b)(c)	1,000,000		1,000,000
Merrill Lynch & Co., Inc.
1/17/06	4.35 (c)	5,000,000		5,000,000
Metropolitan Life Insurance Co.
1/6/06	4.31 (b)(c)	2,626,000		2,626,000
Morgan Stanley
1/3/06	4.30 (c)	15,000,000		15,000,000
1/3/06	4.33 (c)	1,000,000		1,000,000
1/17/06	4.40 (c)	3,000,000		3,000,000
1/27/06	4.45 (c)	5,000,000		5,000,000
RACERS
1/23/06	4.37 (b)(c)	10,000,000		10,000,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount		Value
Royal Bank of Scotland PLC
1/23/06	4.34% (b)(c)	$ 5,000,000		$ 5,000,000
SBC Communications, Inc.
6/5/06	4.02 (b)	2,105,000		2,108,200
6/5/06	4.19 (b)	100,000		100,062
Security Life of Denver Insurance Co.
2/28/06	4.48 (c)(e)	1,000,000		1,000,000
SLM Corp.
1/25/06	4.37 (c)	10,000,000		10,005,567
Verizon Global Funding Corp.
3/15/06	4.60 (c)	15,000,000		15,000,029
Washington Mutual Bank FA
1/17/06	4.35 (c)	1,000,000		1,000,000
Washington Mutual Bank, California
1/27/06	4.20 (c)	5,000,000		5,000,000
2/6/06	4.26 (c)	5,000,000		5,000,000
3/20/06	4.48 (c)	4,000,000		4,000,000
3/27/06	4.50 (c)	10,000,000		9,999,741
Wells Fargo & Co.
1/17/06	4.36 (c)	10,000,000		10,000,000
WestLB AG
1/10/06	4.37 (b)(c)	3,000,000		3,000,000
3/30/06	4.53 (b)(c)	4,000,000		4,000,000
World Savings Bank FSB
3/2/06	4.42 (c)	550,000		550,019
TOTAL MEDIUM-TERM NOTES			251,419,532
Short-Term Notes - 0.6%

New York Life Insurance Co.
1/3/06	4.15 (c)(e)	5,000,000		5,000,000
Municipal Securities - 3.3%

Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) 4.3%, LOC Bank of America NA, VRDN (c)		4,895,000		4,895,000
California Statewide Cmntys. Dev. Auth. Rev. TRAN Series C4, 3.93% 6/30/06		2,000,000		2,000,000
Municipal Securities - continued
		Principal Amount		Value

Connecticut Hsg. Fin. Auth. (Hsg. Mortgage Fin. Prog.) Series F2, 4.4% (AMBAC Insured), VRDN (c)		$ 7,720,000		$ 7,720,000
Hayes Green Beach Memorial Hosp. Corp. 4.49%, LOC Fifth Third Bank, Cincinnati, VRDN (c)		3,350,000		3,350,000
Savannah College Art & Design, Inc. Series 2004 BD, 4.38%, LOC Bank of America NA, VRDN (c)		11,279,987		11,279,987
TOTAL MUNICIPAL SECURITIES			29,244,987
Repurchase Agreements - 19.5%
	Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations dated 12/30/05 due 1/3/06 At 4.3%)	$ 485,232		485,000
With:
Barclays Capital, Inc. at 4.36%, dated 12/30/05 due 1/3/06 (Collateralized by Equity Securities valued at $38,850,011)	37,017,924		37,000,000
Citigroup Global Markets, Inc. at 4.35%, dated 12/30/05 due 1/3/06 (Collateralized by Mortgage Loan Obligations valued at $42,000,001, 5.63%, 10/25/35)	40,019,333		40,000,000
Countrywide Securities Corp. at 4.32%, dated:
12/16/05 due 1/3/06 (Collateralized by Mortgage Loan Obligations valued at $5,250,001, 5.5% - 5.74%, 11/25/35 - 12/25/35) (c)(d)	5,010,800		5,000,000
12/19/05 due 1/3/06 (Collateralized by Corporate Obligations valued at $5,131,877, 4.3% - 8.13%, 7/25/34 - 10/25/43) (c)(d)	5,009,000		5,000,000
Credit Suisse First Boston, Inc. at 4.31%, dated 12/30/05 due 1/3/06 (Collateralized by Corporate Obligations valued at $28,561,925, 5.65% - 6.28%, 2/1/06 - 11/15/15)	28,013,409		28,000,000
Goldman Sachs & Co. at 4.35%, dated:
12/19/05 due 2/22/06 (Collateralized by Corporate Obligations valued at $17,616,973, 4.55% - 7.22%, 7/2/11 - 3/25/36) (c)(d)	17,133,521		17,000,000
12/30/05 due 1/3/06 (Collateralized by Mortgage Loan Obligations valued at $3,150,000, 4.64% - 4.92%, 12/25/35 - 1/5/36)	3,001,450		3,000,000
J.P. Morgan Securities, Inc. at 4.38%, dated 12/14/05 due 2/1/06 (Collateralized by Corporate Obligations valued at $8,424,116, 6.63% - 10.13%, 11/15/09 - 10/1/28)	8,047,693		8,000,000
Repurchase Agreements - continued
	Maturity Amount		Value
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at 4.39%, dated 10/25/05 due 1/23/06 (Collateralized by Corporate Obligations valued at $10,510,884, 6.75% - 11.25%, 7/26/07 - 10/14/19) (c)(d)	$ 10,106,417		$ 10,000,000
Morgan Stanley & Co. at:
4.38%, dated 12/14/05 due 2/1/06 (Collateralized by Corporate Obligations valued at $10,266,897, 5.5% - 9%, 4/25/34 - 12/24/37)	10,109,750		10,000,000
4.4%, dated 12/30/05 due 1/3/06 (Collateralized by Equity Obligations valued at $7,350,037)	7,003,422		7,000,000
TOTAL REPURCHASE AGREEMENTS		170,485,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $872,599,769)		872,599,769
NET OTHER ASSETS - 0.1%			606,398
NET ASSETS - 100%		$ 873,206,167
Security Type Abbreviations
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $74,705,648 or 8.6% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,000,000 or 4.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Bear Stearns Companies, Inc. 4.42%, 1/17/06	12/13/05	$ 3,000,000
GE Capital Assurance Co. 4.37%, 1/3/06	7/28/05	$ 5,000,000
Goldman Sachs Group, Inc.: 3.69%, 1/9/06	4/12/05	$ 5,000,000
4.42%, 1/11/06	10/11/05	$ 6,000,000
4.42%, 1/10/06	11/10/05	$ 5,000,000
4.45%, 2/27/06	8/26/04	$ 7,000,000
ING USA Annuity & Life Insurance Co. 4.6%, 3/24/06	6/23/05	$ 2,000,000
New York Life Insurance Co. 4.15%, 1/3/06	2/28/02	$ 5,000,000
Security Life of Denver Insurance Co. 4.48%, 2/28/06	8/26/05	$ 1,000,000
Income Tax Information
At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $872,599,769.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ultra-Short Central Fund

December 31, 2005

1.823993.100

USCDEC-QTLY-0206

Investments December 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.8%
		Principal Amount		Value
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
4.96% 9/10/07 (c)		$ 16,665,000		$ 16,699,597
5.1038% 5/24/06 (c)		4,700,000		4,706,035
				21,405,632
Media - 0.7%
Continental Cablevision, Inc. 8.3% 5/15/06		8,000,000		8,096,976
Cox Communications, Inc. (Reg. S) 5.0388% 12/14/07 (c)		12,140,000		12,232,568
Cox Radio, Inc. 6.625% 2/15/06		5,575,000		5,584,288
Liberty Media Corp. 5.9913% 9/17/06 (c)		16,694,000		16,790,992
Univision Communications, Inc. 2.875% 10/15/06		8,505,000		8,367,789
				51,072,613
TOTAL CONSUMER DISCRETIONARY				72,478,245
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Valero Energy Corp. 7.375% 3/15/06		11,550,000		11,590,182
FINANCIALS - 2.0%
Commercial Banks - 0.4%
Santander US Debt SA Unipersonal 4.2406% 10/21/08 (a)(c)		15,000,000		14,995,815
Wells Fargo & Co. 4.52% 3/10/08 (c)		16,600,000		16,606,590
				31,602,405
Consumer Finance - 0.3%
MBNA Europe Funding PLC 4.55% 9/7/07 (a)(c)		19,925,000		19,932,372
Diversified Financial Services - 0.3%
Aspetuck Trust 4.65% 10/16/06 (a)(c)		17,585,000		17,605,223
Insurance - 0.1%
Oil Insurance Ltd. 4.5144% 10/6/06 (a)(c)		6,710,000		6,647,805
Real Estate - 0.3%
iStar Financial, Inc. 5.01% 3/16/09 (c)		20,710,000		20,700,515
Thrifts & Mortgage Finance - 0.6%
Countrywide Financial Corp. 4.275% 4/11/07 (c)		11,025,000		11,031,935
Nonconvertible Bonds - continued
		Principal Amount		Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Residential Capital Corp. 5.8956% 6/29/07 (c)		$ 14,150,000		$ 14,184,993
Washington Mutual Bank 4.49% 8/25/08 (c)		16,325,000		16,333,816
				41,550,744
TOTAL FINANCIALS				138,039,064
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.7%
France Telecom SA 7.2% 3/1/06		5,600,000		5,622,462
GTE Corp. 6.36% 4/15/06		9,000,000		9,035,307
SBC Communications, Inc. 4.389% 6/5/06 (a)		15,315,000		15,281,920
Sprint Capital Corp. 4.78% 8/17/06		6,000,000		5,995,182
Telefonos de Mexico SA de CV 4.5% 11/19/08		10,240,000		10,054,656
TELUS Corp. yankee 7.5% 6/1/07		6,500,000		6,712,128
				52,701,655
Wireless Telecommunication Services - 0.2%
AT&T Wireless Services, Inc. 7.35% 3/1/06		5,500,000		5,523,161
Verizon Wireless Capital LLC 5.375% 12/15/06		5,610,000		5,628,479
				11,151,640
TOTAL TELECOMMUNICATION SERVICES				63,853,295
UTILITIES - 0.7%
Electric Utilities - 0.1%
FirstEnergy Corp. 5.5% 11/15/06		7,752,000		7,779,861
Multi-Utilities - 0.6%
Dominion Resources, Inc. 4.8194% 9/28/07 (c)		17,150,000		17,157,580
DTE Energy Co. 6.45% 6/1/06		13,190,000		13,274,508
NiSource, Inc. 3.628% 11/1/06		8,410,000		8,319,206
Sempra Energy 4.75% 5/15/09		5,500,000		5,423,072
				44,174,366
TOTAL UTILITIES				51,954,227
TOTAL NONCONVERTIBLE BONDS (Cost $338,335,660)			337,915,013
U.S. Government Agency Obligations - 0.8%
		Principal Amount		Value
Freddie Mac 0% 9/29/06 (b) (Cost $56,786,657)		$ 58,700,000	$ 56,686,766
Asset-Backed Securities - 31.8%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 4.6788% 7/25/34 (c)		6,667,650		6,679,086
Series 2004-3 Class 2A4, 4.7288% 10/25/34 (c)		9,253,706		9,270,340
Series 2004-4 Class A2D, 4.7288% 1/25/35 (c)		2,675,738		2,682,755
Series 2005-1 Class M1, 4.8488% 4/25/35 (c)		11,280,000		11,287,979
ACE Securities Corp.:
Series 2002-HE1 Class M1, 5.0288% 6/25/32 (c)		1,842,987		1,860,115
Series 2002-HE2 Class M1, 5.2288% 8/25/32 (c)		18,631,213		18,679,686
Series 2003-HS1:
Class M1, 5.1288% 6/25/33 (c)		800,000		803,655
Class M2, 6.1288% 6/25/33 (c)		856,000		868,584
Series 2003-NC1 Class M1, 5.1588% 7/25/33 (c)		1,600,000		1,608,042
Series 2004-HE1:
Class M1, 4.8788% 2/25/34 (c)		2,193,000		2,197,620
Class M2, 5.4788% 2/25/34 (c)		2,475,000		2,491,440
Series 2004-OP1:
Class M1, 4.8988% 4/25/34 (c)		4,420,000		4,424,319
Class M2, 5.4288% 4/25/34 (c)		6,240,000		6,323,853
Series 2005-HE2:
Class M2, 4.8288% 4/25/35 (c)		1,803,000		1,802,307
Class M3, 4.8588% 4/25/35 (c)		1,040,000		1,041,140
Class M4, 5.0188% 4/25/35 (c)		1,340,000		1,341,454
Series 2005-HE3:
Class A2A, 4.4788% 5/25/35 (c)		5,388,755		5,389,351
Class A2B, 4.5888% 5/25/35 (c)		4,370,000		4,369,965
Series 2005-HE7 Class A2B, 4.5588% 11/25/35 (c)		25,000,000		24,999,815
Series 2005-SD1 Class A1, 4.7788% 11/25/50 (c)		2,030,115		2,032,558
Aesop Funding II LLC Series 2005-1A Class A2, 4.43% 4/20/09 (a)(c)		8,800,000		8,800,777
American Express Credit Account Master Trust:
Series 2002-6 Class B, 4.8194% 3/15/10 (c)		5,000,000		5,025,691
Series 2004-1 Class B, 4.6194% 9/15/11 (c)		5,775,000		5,795,696
Series 2004-C Class C, 4.8694% 2/15/12 (a)(c)		14,647,039		14,677,080
Series 2005-1 Class A, 4.3994% 10/15/12 (c)		15,455,000		15,487,813
Series 2005-6 Class C, 4.6194% 3/15/11 (a)(c)		9,085,000		9,085,000
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09		24,493,865		24,380,167
Series 2003-AM Class A4B, 4.8013% 11/6/09 (c)		10,201,127		10,225,907
Asset-Backed Securities - continued
		Principal Amount		Value
AmeriCredit Automobile Receivables Trust: - continued
Series 2003-BX Class A4B, 4.7113% 1/6/10 (c)		$ 2,882,906		$ 2,889,710
Series 2003-CF Class A3, 2.75% 10/9/07		4,516,440		4,507,946
Series 2005-1 Class C, 4.73% 7/6/10		15,500,000		15,347,474
Ameriquest Finance NIMS Trust Series 2004-RN9A Class N1, 4.8% 11/25/34 (a)		2,205,995		2,196,316
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 5.0788% 8/25/32 (c)		1,365,985		1,369,421
Series 2003-1 Class M1, 5.2788% 2/25/33 (c)		5,837,814		5,873,550
Series 2003-11 Class M1, 5.0688% 1/25/34 (c)		2,995,000		3,019,856
Series 2003-3 Class M1, 5.1788% 3/25/33 (c)		1,590,000		1,597,484
Series 2003-6:
Class M1, 5.1388% 8/25/33 (c)		7,560,000		7,606,230
Class M2, 6.2288% 5/25/33 (c)		2,750,000		2,795,405
Series 2003-AR1 Class M1, 5.5288% 1/25/33 (c)		7,000,000		7,054,310
Series 2004-R10 Class M1, 5.0788% 11/25/34 (c)		4,665,000		4,686,807
Series 2004-R2:
Class M1, 4.8088% 4/25/34 (c)		1,230,000		1,229,989
Class M2, 4.8588% 4/25/34 (c)		950,000		949,991
Class M3, 4.9288% 4/25/34 (c)		3,500,000		3,499,968
Class M4, 5.4288% 4/25/34 (c)		4,500,000		4,499,955
Series 2004-R9 Class A3, 4.6988% 10/25/34 (c)		5,132,013		5,134,572
Series 2005-R1:
Class M1, 4.8288% 3/25/35 (c)		5,710,000		5,709,939
Class M2, 4.8588% 3/25/35 (c)		1,925,000		1,924,980
Series 2005-R2 Class M1, 4.8288% 4/25/35 (c)		12,500,000		12,504,654
Amortizing Residential Collateral Trust:
Series 2002-BC1 Class M2, 5.4788% 1/25/32 (c)		658,030		660,665
Series 2002-BC3 Class A, 4.7088% 6/25/32 (c)		2,115,801		2,122,183
Series 2002-BC6 Class M1, 5.1288% 8/25/32 (c)		24,900,000		25,062,993
Series 2002-BC7 Class M1, 4.9913% 10/25/32 (c)		10,000,000		10,028,130
ARG Funding Corp.:
Series 2005-1A Class A2, 4.47% 4/20/09 (a)(c)		11,000,000		10,986,250
Series 2005-2A Class A2, 4.48% 5/20/09 (a)(c)		5,200,000		5,211,426
Argent NIMS Trust Series 2004-WN9 Class A, 5.19% 10/25/34 (a)		485,052		484,018
Argent Securities, Inc.:
Series 2003-W3 Class M2, 6.1788% 9/25/33 (c)		20,000,000		20,553,000
Series 2003-W7 Class A2, 4.7688% 3/1/34 (c)		2,379,131		2,383,282
Series 2004-W5 Class M1, 4.9788% 4/25/34 (c)		3,960,000		3,964,735
Series 2004-W7:
Class M1, 4.9288% 5/25/34 (c)		4,085,000		4,110,495
Asset-Backed Securities - continued
		Principal Amount		Value
Argent Securities, Inc.: - continued
Series 2004-W7:
Class M2, 4.9788% 5/25/34 (c)		$ 3,320,000		$ 3,336,353
Arran Funding Ltd. Series 2005-A Class C, 4.6894% 12/15/10 (c)		26,765,000		26,765,000
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 5.2694% 4/15/33 (c)		9,880,981		9,923,507
Series 2003-HE3:
Class M1, 5.1994% 6/15/33 (c)		2,185,000		2,194,786
Class M2, 6.3694% 6/15/33 (c)		10,000,000		10,137,185
Series 2003-HE6 Class M1, 5.0288% 11/25/33 (c)		3,475,000		3,499,501
Series 2004-HE2 Class M1, 4.9288% 4/25/34 (c)		6,060,000		6,083,579
Series 2004-HE3:
Class M1, 4.9188% 6/25/34 (c)		1,450,000		1,457,312
Class M2, 5.4988% 6/25/34 (c)		3,350,000		3,388,392
Series 2004-HE6 Class A2, 4.7388% 6/25/34 (c)		12,700,928		12,725,723
Series 2005-HE1 Class M1, 4.8788% 3/25/35 (c)		4,460,000		4,471,916
Series 2005-HE2:
Class M1, 4.8288% 3/25/35 (c)		8,250,000		8,259,410
Class M2, 4.8788% 3/25/35 (c)		2,065,000		2,070,453
Series 2005-HE3 Class A4, 4.5788% 4/25/35 (c)		11,650,000		11,651,734
Series 2005-HE6 Class A2B, 4.6288% 7/25/35 (c)		10,000,000		10,015,058
Bank One Issuance Trust:
Series 2002-B1 Class B1, 4.7494% 12/15/09 (c)		20,655,000		20,721,691
Series 2002-C1 Class C1, 5.3294% 12/15/09 (c)		7,980,000		8,051,331
Series 2003-C4 Class C4, 5.3994% 2/15/11 (c)		14,910,000		15,181,759
Bayview Financial Acquisition Trust Series 2004-C Class A1, 4.7988% 5/28/44 (c)		7,025,297		7,039,339
Bayview Financial Asset Trust Series 2003-F Class A, 4.8788% 9/28/43 (c)		8,130,871		8,146,921
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 4.8288% 2/28/44 (c)		4,739,543		4,752,856
Bear Stearns Asset Backed Securities, Inc. Series 2005-3 Class A1, 4.8288% 9/25/35 (c)		3,510,179		3,510,149
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 4.8788% 2/25/35 (c)		6,655,000		6,659,643
Class M2, 5.1288% 2/25/35 (c)		2,430,000		2,436,965
Series 2005-HE5 Class 1A1, 4.4888% 6/25/35 (c)		7,312,477		7,312,129
Bear Stearns Asset Backed Securities NIMS Trust:
Series 2004-FR1N Class A1, 5% 5/25/34 (a)		99,455		98,979
Series 2004-HE8N Class A1, 5% 9/25/34 (a)		1,436,828		1,429,846
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08		1,901,812		1,900,281
Asset-Backed Securities - continued
		Principal Amount		Value
Capital Auto Receivables Asset Trust: - continued
Series 2003-1 Class B, 4.8394% 6/15/10 (a)(c)		$ 3,944,875		$ 3,953,348
Series 2003-2 Class B, 4.6494% 1/15/09 (c)		1,918,084		1,920,676
Series 2005-1 Class B, 4.7444% 6/15/10 (c)		5,725,000		5,754,922
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 4.6494% 1/15/10 (c)		9,630,000		9,647,297
Series 2004-B Class A4, 4.4794% 8/15/11 (c)		16,300,000		16,303,834
Capital One Master Trust:
Series 1999-3 Class B, 4.8494% 9/15/09 (c)		5,000,000		4,999,808
Series 2001-1 Class B, 4.8794% 12/15/10 (c)		19,500,000		19,621,733
Series 2001-8A Class B, 4.9194% 8/17/09 (c)		9,585,000		9,614,026
Series 2002-4A Class B, 4.8694% 3/15/10 (c)		6,000,000		6,022,939
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 5.5394% 2/17/09 (c)		15,470,000		15,508,231
Series 2004-C1 Class C1, 3.4% 11/16/09		20,510,000		20,171,595
Capital Trust Ltd. Series 2004-1:
Class A2, 4.82% 7/20/39 (a)(c)		2,968,000		2,967,989
Class B, 5.12% 7/20/39 (a)(c)		1,550,000		1,549,993
Class C, 5.47% 7/20/39 (a)(c)		1,994,000		1,993,990
Carrington Mortgage Loan Trust Series 2005-FRE1 Class A2, 4.5588% 12/25/35 (c)		15,580,000		15,579,899
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 5.4088% 1/25/32 (c)		2,684,259		2,685,832
Series 2002-HE2 Class M1, 5.0788% 1/25/33 (c)		9,278,431		9,292,406
Series 2002-HE3 Class M2, 5.8913% 3/25/33 (c)		9,541,286		9,619,516
Series 2003-HE1 Class M1, 4.5413% 8/25/33 (c)		1,907,142		1,914,536
Series 2003-HE2 Class A, 3.9913% 10/25/33 (c)		256,985		257,036
Series 2003-HE3:
Class M1, 5.0788% 11/25/33 (c)		2,254,989		2,279,599
Class M2, 6.1288% 11/25/33 (c)		1,719,992		1,744,461
Series 2004-HE2 Class M2, 5.5788% 7/26/34 (c)		2,345,000		2,363,918
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 4.55% 5/20/17 (a)(c)		8,184,182		8,184,149
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 4.8494% 3/16/09 (c)		1,305,000		1,309,384
Series 2003-6 Class C, 5.1694% 2/15/11 (c)		16,400,000		16,634,756
Series 2004-1 Class B, 4.5694% 5/15/09 (c)		4,105,000		4,104,724
Citibank Credit Card Issuance Trust:
Series 2001-B2 Class B2, 4.95% 12/10/08 (c)		11,945,000		11,982,050
Series 2002-B1 Class B1, 4.8494% 6/25/09 (c)		9,010,000		9,036,261
Series 2002-C1 Class C1, 5.2806% 2/9/09 (c)		17,500,000		17,644,106
Series 2003-B1 Class B1, 4.75% 3/7/08 (c)		25,000,000		25,011,378
Series 2003-C1 Class C1, 5.2% 4/7/10 (c)		17,785,000		18,131,350
Asset-Backed Securities - continued
		Principal Amount		Value
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 4.7888% 12/25/33 (a)(c)		$ 7,028,338		$ 7,029,067
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 4.4794% 6/15/11 (c)		18,000,000		17,997,640
Class B, 4.7694% 6/15/11 (c)		2,280,000		2,279,701
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 4.8088% 5/25/33 (c)		889,081		891,231
Series 2003-BC1 Class M2, 6.3788% 9/25/32 (c)		11,065,000		11,160,041
Series 2003-SD3 Class A1, 4.7988% 12/25/32 (a)(c)		539,014		541,386
Series 2004-2 Class M1, 4.8788% 5/25/34 (c)		7,650,000		7,664,038
Series 2004-3:
Class 3A4, 4.6288% 8/25/34 (c)		356,251		356,522
Class M1, 4.8788% 6/25/34 (c)		1,475,000		1,477,930
Series 2004-4:
Class A, 4.7488% 8/25/34 (c)		1,696,813		1,698,454
Class M1, 4.8588% 7/25/34 (c)		3,650,000		3,661,488
Class M2, 4.9088% 6/25/34 (c)		4,395,000		4,400,480
Series 2004-5N Class N3, 5.5% 10/25/35 (a)		6,525,404		6,510,794
Series 2005-1:
Class 1AV2, 4.5788% 7/25/35 (c)		8,780,000		8,783,251
Class MV1, 4.7788% 7/25/35 (c)		3,135,000		3,134,968
Class MV2, 4.8188% 7/25/35 (c)		3,765,000		3,763,783
Series 2005-AB1 Class A2, 4.5888% 8/25/35 (c)		17,520,000		17,523,628
Series 2005-BC1 Class 2A2, 4.5788% 5/25/35 (c)		8,375,000		8,377,370
Series 2005-IM1 Class A1, 4.5088% 11/25/35 (c)		13,369,486		13,370,089
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 4.7688% 4/25/34 (c)		1,376,250		1,381,805
Series 2004-FRE1:
Class A2, 4.7288% 4/25/34 (c)		1,163,238		1,163,231
Class M3, 5.0288% 4/25/34 (c)		5,885,000		5,884,940
Discover Card Master Trust I:
Series 2003-4 Class B1, 4.6994% 5/16/11 (c)		8,155,000		8,201,753
Series 2005-1 Class B, 4.5194% 9/16/10 (c)		12,750,000		12,730,675
Series 2005-3 Class B, 4.5594% 5/15/11 (c)		18,000,000		18,000,000
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 4.5773% 5/28/35 (c)		3,005,718		3,006,763
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 5.0588% 11/25/33 (c)		1,181,113		1,186,881
Class M2, 6.1288% 11/25/33 (c)		700,000		715,308
Series 2004-1 Class M2, 5.4788% 1/25/35 (c)		3,700,000		3,729,442
Series 2004-2 Class M2, 5.5288% 7/25/34 (c)		9,890,000		9,889,914
Asset-Backed Securities - continued
		Principal Amount		Value
Fieldstone Mortgage Investment Corp.: - continued
Series 2004-3 Class M5, 5.8288% 8/25/34 (c)		$ 2,000,000		$ 2,008,301
Series 2005-2 Class 2A1, 4.4988% 12/25/35 (c)		15,168,257		15,169,207
First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF2 Class A2A, 4.4688% 3/25/35 (c)		4,640,555		4,641,533
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.9288% 3/25/34 (c)		400,000		400,685
Class M4, 5.2788% 3/25/34 (c)		300,000		302,628
First Franklin NIMS Trust Series 2004-FF4A Class N, 5.75% 6/25/34 (a)		1,064,566		1,062,482
First USA Credit Card Master Trust Series 2001-4 Class B, 4.76% 1/12/09 (c)		15,000,000		15,008,775
First USA Secured Note Trust Series 2001-3 Class C, 5.42% 11/19/08 (a)(c)		11,580,000		11,598,100
Ford Credit Auto Owner Trust Series 2003-B Class B2, 4.7994% 10/15/07 (c)		19,600,000		19,654,329
Ford Credit Floorplan Master Owner Trust Series 2005-1:
Class A, 4.5194% 5/15/10 (c)		9,590,000		9,588,785
Class B, 4.8094% 5/15/10 (c)		2,625,000		2,627,051
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 4.5988% 2/25/34 (c)		1,636,147		1,636,850
Class M1, 4.8288% 2/25/34 (c)		750,000		750,951
Class M2, 4.8788% 2/25/34 (c)		800,000		800,878
Series 2004-B Class M1, 4.9588% 5/25/34 (c)		1,695,000		1,702,717
Series 2004-C Class 2A2, 4.9288% 8/25/34 (c)		10,000,000		10,056,370
Series 2004-D Class 3A2, 4.6588% 11/25/34 (c)		1,692,835		1,696,518
Series 2005-2 Class 2A1, 4.4888% 6/25/35 (c)		11,307,193		11,305,809
Series 2005-A:
Class 2A2, 4.6188% 2/25/35 (c)		11,850,000		11,859,565
Class M1, 4.8088% 1/25/35 (c)		1,603,000		1,608,387
Class M2, 4.8388% 1/25/35 (c)		2,325,000		2,327,273
Class M3, 4.8688% 1/25/35 (c)		1,250,000		1,253,097
Class M4, 5.0588% 1/25/35 (c)		925,000		931,156
Fremont NIMS Trust Series 2004-C Class A, 5.25% 8/25/34 (a)		1,302,518		1,302,518
GE Business Loan Trust Series 2003-1 Class A, 4.7994% 4/15/31 (a)(c)		4,929,969		4,955,839
GE Capital Credit Card Master Note Trust Series 2005-2:
Class A, 4.3794% 6/15/11 (c)		30,000,000		29,996,070
Class B, 4.5694% 6/15/11 (c)		6,475,000		6,474,151
Asset-Backed Securities - continued
		Principal Amount		Value
Gracechurch Card Funding No. 9 PLC Series 2005-2:
Class B, 4.5194% 9/15/10 (c)		$ 3,560,000		$ 3,560,000
Class C, 4.6794% 9/15/10 (c)		13,000,000		13,000,000
Gracechurch Card Funding PLC:
Series 11 Class C, 4.5485% 11/15/10 (c)		20,510,000		20,509,795
Series 5:
Class B, 4.5994% 8/15/08 (c)		1,520,000		1,520,031
Class C, 5.2994% 8/15/08 (c)		5,580,000		5,599,569
Series 6 Class B, 4.5594% 2/17/09 (c)		1,030,000		1,030,848
Series 8 Class C, 4.6994% 6/15/10 (c)		18,450,000		18,495,363
GSAMP Trust:
Series 2002-HE Class M1, 5.62% 11/20/32 (c)		2,882,888		2,906,840
Series 2002-NC1 Class A2, 4.6988% 7/25/32 (c)		54,777		55,208
Series 2003-FM1 Class M1, 5.19% 3/20/33 (c)		12,735,683		12,839,951
Series 2004-FM1:
Class M1, 5.0288% 11/25/33 (c)		2,865,000		2,864,970
Class M2, 5.7788% 11/25/33 (c)		1,975,000		2,007,347
Series 2004-FM2:
Class M1, 4.8788% 1/25/34 (c)		3,500,000		3,499,965
Class M2, 5.4788% 1/25/34 (c)		1,500,000		1,499,985
Class M3, 5.6788% 1/25/34 (c)		1,500,000		1,499,985
Series 2004-HE1:
Class M1, 4.9288% 5/25/34 (c)		4,045,000		4,044,960
Class M2, 5.5288% 5/25/34 (c)		1,750,000		1,763,536
Series 2004-HE1N Class N1, 5% 5/25/34 (a)		2,265,363		2,259,700
Series 2005-9 Class 2A1, 4.4988% 8/25/35 (c)		13,628,640		13,626,338
Series 2005-HE2 Class M, 4.8088% 3/25/35 (c)		8,780,000		8,776,570
Series 2005-MTR1 Class A1, 4.5188% 10/25/35 (c)		18,250,151		18,250,151
Series 2005-NC1 Class M1, 4.8288% 2/25/35 (c)		9,010,000		9,013,226
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 5.4588% 5/25/30 (a)(c)		14,000,000		13,957,647
Home Equity Asset Trust:
Series 2002-2 Class M1, 5.1788% 6/25/32 (c)		10,000,000		10,006,660
Series 2002-3 Class A5, 4.8188% 2/25/33 (c)		2,763		2,765
Series 2002-5:
Class M1, 5.5788% 5/25/33 (c)		11,435,329		11,518,003
Series 2003-1:
Class A2, 4.8488% 6/25/33 (c)		414,802		414,790
Class M1, 5.3788% 6/25/33 (c)		8,335,000		8,366,216
Series 2003-2:
Class A2, 4.7588% 8/25/33 (c)		75,721		75,966
Class M1, 5.2588% 8/25/33 (c)		2,245,000		2,269,826
Asset-Backed Securities - continued
		Principal Amount		Value
Home Equity Asset Trust: - continued
Series 2003-3:
Class A2, 4.7388% 8/25/33 (c)		$ 870,696		$ 871,823
Class M1, 5.2388% 8/25/33 (c)		8,185,000		8,231,622
Series 2003-4:
Class M1, 4.4413% 10/25/33 (c)		3,415,000		3,432,558
Class M2, 5.5413% 10/25/33 (c)		4,040,000		4,078,475
Series 2003-5:
Class A2, 4.7288% 12/25/33 (c)		2,498,232		2,500,382
Class M1, 5.0788% 12/25/33 (c)		3,175,000		3,190,172
Class M2, 6.1088% 12/25/33 (c)		1,345,000		1,363,892
Series 2003-7 Class A2, 4.7588% 3/25/34 (c)		1,544,374		1,546,062
Series 2003-8 Class M1, 5.0988% 4/25/34 (c)		4,585,000		4,618,592
Series 2004-1 Class M1, 5.0088% 6/25/34 (c)		10,115,000		10,194,063
Series 2004-2 Class A2, 4.6688% 7/25/34 (c)		3,891,857		3,896,503
Series 2004-3:
Class M1, 4.9488% 8/25/34 (c)		2,015,000		2,023,239
Class M2, 5.5788% 8/25/34 (c)		2,200,000		2,229,786
Series 2004-4 Class A2, 4.6988% 10/25/34 (c)		6,240,733		6,253,953
Series 2004-6 Class A2, 4.7288% 12/25/34 (c)		6,896,002		6,909,756
Series 2004-7 Class A3, 4.7688% 1/25/35 (c)		7,140,173		7,170,503
Series 2005-1:
Class M1, 4.8088% 5/25/35 (c)		9,705,000		9,708,260
Class M2, 4.8288% 5/25/35 (c)		5,780,000		5,778,064
Series 2005-2:
Class 2A2, 4.5788% 7/25/35 (c)		13,170,000		13,174,807
Class M1, 4.8288% 7/25/35 (c)		10,085,000		10,084,893
Series 2005-3 Class M1, 4.7888% 8/25/35 (c)		9,450,000		9,446,355
Series 2005-5 Class 2A2, 4.6288% 11/25/35 (c)		15,000,000		15,027,131
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 4.6594% 8/15/08 (c)		10,000,000		10,005,189
Household Home Equity Loan Trust:
Series 2002-3 Class A, 4.82% 7/20/32 (c)		2,226,576		2,226,794
Series 2003-1 Class M, 5% 10/20/32 (c)		570,814		571,249
Series 2003-2:
Class A, 4.7% 9/20/33 (c)		2,106,118		2,109,018
Class M, 4.95% 9/20/33 (c)		990,401		992,173
Series 2004-1 Class M, 4.89% 9/20/33 (c)		2,026,151		2,030,328
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 5.02% 2/20/33 (c)		1,065,831		1,066,096
Series 2004-HC1:
Class A, 4.72% 2/20/34 (c)		3,125,190		3,130,269
Class M, 4.87% 2/20/34 (c)		1,889,501		1,891,076
Asset-Backed Securities - continued
		Principal Amount		Value
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 4.9194% 1/18/11 (c)		$ 8,850,000		$ 8,869,302
Series 2002-2:
Class A, 4.5394% 1/18/11 (c)		9,000,000		9,008,984
Class B, 4.9194% 1/18/11 (c)		14,275,000		14,343,453
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 4.83% 1/20/35 (c)		2,506,835		2,507,071
Class M2, 4.86% 1/20/35 (c)		1,877,211		1,877,796
Series 2005-3:
Class A1, 4.63% 1/20/35 (c)		6,358,973		6,359,538
Class M1, 4.79% 1/20/35 (c)		3,719,999		3,719,568
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 4.6094% 12/17/07 (c)		944,678		944,776
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 4.6288% 6/25/35 (c)		8,155,555		8,155,492
Class M1, 4.8488% 6/25/35 (c)		4,100,000		4,099,955
Keycorp Student Loan Trust Series 1999-A Class A2, 4.8506% 12/27/09 (c)		14,120,182		14,163,843
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 5.1988% 6/25/33 (c)		18,041,302		18,120,804
Series 2003-3 Class M1, 5.1288% 7/25/33 (c)		7,770,000		7,807,519
Series 2004-2:
Class M1, 4.9088% 6/25/34 (c)		4,275,000		4,284,254
Class M2, 5.4588% 6/25/34 (c)		1,400,000		1,414,214
Series 2005-2 Class 2A2, 4.5588% 4/25/35 (c)		12,000,000		12,004,564
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 5.1088% 4/25/33 (c)		3,500,000		3,517,362
Class M2, 6.2288% 4/25/33 (c)		1,500,000		1,524,162
Series 2004-FRE1 Class M1, 4.9288% 7/25/34 (c)		5,223,000		5,243,621
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 4.7444% 10/15/08 (c)		30,000,000		30,018,759
Series 2001-B2 Class B2, 4.7294% 1/15/09 (c)		30,353,000		30,381,987
Series 2002-B2 Class B2, 4.7494% 10/15/09 (c)		20,000,000		20,068,438
Series 2002-B4 Class B4, 4.8694% 3/15/10 (c)		14,800,000		14,893,862
Series 2003-B2 Class B2, 4.7594% 10/15/10 (c)		1,530,000		1,539,916
Series 2003-B3 Class B3, 4.7444% 1/18/11 (c)		1,130,000		1,135,644
Series 2003-B5 Class B5, 4.7394% 2/15/11 (c)		705,000		709,632
Series 2005-C3 Class C, 4.2156% 3/15/11 (c)		22,170,000		22,165,566
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 4.48% 9/15/10 (c)		7,800,000		7,838,364
Series 1998-G Class B, 4.7694% 2/17/09 (c)		20,000,000		20,017,434
Asset-Backed Securities - continued
		Principal Amount		Value
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 4.8788% 7/25/34 (c)		$ 2,125,000		$ 2,124,980
Class M2, 4.9288% 7/25/34 (c)		375,000		374,997
Class M3, 5.3288% 7/25/34 (c)		775,000		774,993
Class M4, 5.4788% 7/25/34 (c)		525,000		526,100
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 5.0788% 7/25/34 (c)		2,321,000		2,334,763
Merrill Lynch Mortgage Ltd. Series 2004-OP1N Class N1, 4.75% 6/25/35 (a)		1,512,880		1,502,922
Morgan Stanley ABS Capital I, Inc.:
Series 2003-NC5 Class M2, 6.3788% 4/25/33 (c)		2,800,000		2,821,113
Series 2003-NC6 Class M2, 6.3288% 6/27/33 (c)		12,835,000		13,119,255
Series 2003-NC7 Class M1, 5.0788% 6/25/33 (c)		1,785,000		1,790,025
Series 2003-NC8 Class M1, 5.0788% 9/25/33 (c)		2,350,000		2,379,677
Series 2004-HE6 Class A2, 4.7188% 8/25/34 (c)		4,914,367		4,929,609
Series 2004-NC2 Class M1, 4.9288% 12/25/33 (c)		2,595,000		2,605,568
Series 2004-NC6 Class A2, 4.7188% 7/25/34 (c)		2,241,602		2,246,863
Series 2005-1 Class M2, 4.8488% 12/25/34 (c)		4,425,000		4,431,080
Series 2005-HE1:
Class A3B, 4.5988% 12/25/34 (c)		3,629,611		3,633,268
Class M1, 4.8288% 12/25/34 (c)		1,100,000		1,103,561
Class M2, 4.8488% 12/25/34 (c)		2,970,000		2,975,161
Series 2005-HE2:
Class M1, 4.7788% 1/25/35 (c)		2,665,000		2,673,834
Class M2, 4.8188% 1/25/35 (c)		1,900,000		1,899,980
Series 2005-NC1:
Class M1, 4.8188% 1/25/35 (c)		2,425,000		2,434,664
Class M2, 4.8488% 1/25/35 (c)		2,425,000		2,428,370
Class M3, 4.8888% 1/25/35 (c)		2,425,000		2,430,807
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 5.2288% 2/25/32 (c)		1,284,524		1,285,266
Class M2, 5.7788% 2/25/32 (c)		4,603,090		4,607,905
Series 2001-NC4 Class M1, 5.3788% 1/25/32 (c)		3,364,327		3,369,297
Series 2002-AM3 Class A3, 4.8688% 2/25/33 (c)		705,709		708,168
Series 2002-HE1 Class M1, 4.9788% 7/25/32 (c)		5,860,000		5,893,004
Series 2002-HE2 Class M1, 5.0788% 8/25/32 (c)		9,925,000		9,954,181
Series 2002-NC3 Class A3, 4.7188% 8/25/32 (c)		147,864		148,065
Series 2002-OP1 Class M1, 5.1288% 9/25/32 (c)		3,894,745		3,901,937
Series 2003-NC1 Class M1, 5.4288% 11/25/32 (c)		2,391,382		2,404,736
New Century Home Equity Loan Trust:
Series 2003-1 Class M2, 6.4288% 2/25/33 (c)		4,960,000		5,014,064
Series 2003-6 Class M1, 5.0988% 1/25/34 (c)		5,180,000		5,215,701
Asset-Backed Securities - continued
		Principal Amount		Value
New Century Home Equity Loan Trust: - continued
Series 2005-1:
Class M1, 4.8288% 3/25/35 (c)		$ 4,395,000		$ 4,396,521
Class M2, 4.8588% 3/25/35 (c)		4,395,000		4,397,939
Class M3, 4.8988% 3/25/35 (c)		2,120,000		2,125,594
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 4.26% 6/15/09 (c)		8,943,912		8,948,919
Series 2004-A Class A4A, 4.19% 6/15/10 (c)		10,570,000		10,579,252
Series 2005-A Class A4, 4.17% 8/15/11 (c)		17,595,000		17,595,000
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.8288% 6/25/34 (c)		1,450,000		1,451,171
Class M4, 5.3538% 6/25/34 (c)		2,435,000		2,444,451
Ocala Funding LLC Series 2005-1A Class A, 5.87% 3/20/10 (a)(c)		3,675,000		3,675,000
Ownit Mortgage Loan Asset-Backed Certificates:
Series 2005-3 Class A2A, 4.4988% 6/25/36 (c)		13,298,842		13,300,501
Series 2005-4 Class A2A1, 4.4988% 8/25/36 (c)		15,531,900		15,531,808
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 5.0088% 9/25/34 (c)		3,745,000		3,776,120
Class M2, 5.0588% 9/25/34 (c)		1,755,000		1,766,478
Class M3, 5.6288% 9/25/34 (c)		3,355,000		3,389,889
Class M4, 5.8288% 9/25/34 (c)		4,700,000		4,710,688
Series 2004-WCW2 Class A2, 4.7588% 10/25/34 (c)		4,969,310		4,979,695
Series 2005-WCH1:
Class A3B, 4.5988% 1/25/35 (c)		2,775,000		2,778,952
Class M2, 4.8988% 1/25/35 (c)		4,175,000		4,179,509
Class M3, 4.9388% 1/25/35 (c)		3,290,000		3,299,181
Class M5, 5.2588% 1/25/35 (c)		3,095,000		3,109,546
Series 2005-WHQ2 Class M7, 5.6288% 5/25/35 (c)		5,950,000		5,866,569
People's Choice Home Loan Securities Trust Series 2005-2 Class A1, 4.4888% 9/25/24 (c)		3,152,645		3,153,031
Providian Master Note Trust Series 2005-2 Class C2, 4.8694% 11/15/12 (a)(c)		17,800,000		17,800,000
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 5.6288% 10/25/34 (c)		5,500,000		5,576,768
Series 2005-SP2 Class 1A1, 4.5288% 5/25/44 (c)		12,563,275		12,564,330
Residential Asset Securities Corp. Series 2005-KS7 Class A1, 4.4788% 8/25/35 (c)		8,688,393		8,688,936
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 4.7788% 4/25/33 (c)		458,907		461,004
Asset-Backed Securities - continued
		Principal Amount		Value
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 4.9088% 3/25/35 (c)		$ 4,415,000		$ 4,420,361
Series 2004-2 Class MV1, 4.9588% 8/25/35 (c)		4,495,000		4,507,034
Series 2005-1 Class A2B, 4.5988% 5/25/35 (c)		16,056,000		16,068,853
Securitized Asset Backed NIM Trust Series 2004-NC1, 5.75% 2/25/34 (a)		2,576,385		2,576,385
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 4.8988% 2/25/34 (c)		2,910,000		2,913,318
Specialty Underwriting & Residential Finance:
Series 2003-BC3 Class M2, 5.9788% 8/25/34 (c)		2,140,000		2,166,217
Series 2003-BC4 Class M1, 4.9788% 11/25/34 (c)		1,810,000		1,819,091
Structured Asset Investment Loan Trust:
Series 2004-8 Class M5, 5.5288% 9/25/34 (c)		2,395,000		2,422,008
Series 2005-1 Class M4, 5.1388% 2/25/35 (a)(c)		3,990,000		4,042,778
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 4.7388% 2/25/34 (c)		722,286		722,281
Series 2005-5N Class 3A1A, 4.6788% 11/25/35 (c)		16,164,863		16,177,889
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 4.8194% 3/15/11 (a)(c)		10,835,000		10,873,941
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 5.5694% 6/15/10 (c)		6,840,000		6,853,278
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 4.8088% 9/25/34 (c)		1,260,005		1,266,093
Series 2003-6HE Class A1, 4.8488% 11/25/33 (c)		1,063,605		1,065,610
Series 2005-14HE Class AF1, 4.5188% 8/25/36 (c)		7,451,286		7,450,560
Series 2005-8HE Class A1, 4.4988% 7/25/35 (a)(c)		5,303,617		5,304,055
Wells Fargo Home Equity Trust:
Series 2004-1N Class A, 5% 4/27/34 (a)		2,851,221		2,851,221
Series 2004-7A Class A, 4.75% 8/27/34 (a)		898,787		897,382
Whinstone Capital Management Ltd. Series 1A Class B3, 5.25% 10/25/44 (a)(c)		22,670,000		22,665,466
TOTAL ASSET-BACKED SECURITIES (Cost $2,236,528,653)			2,241,237,828
Collateralized Mortgage Obligations - 21.7%

Private Sponsor - 12.5%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 4.7788% 2/25/35 (c)		6,440,316		6,452,575
Series 2004-4 Class 5A2, 4.7788% 3/25/35 (c)		2,561,961		2,566,648
Series 2005-1 Class 5A2, 4.7088% 5/25/35 (c)		4,589,878		4,574,297
Collateralized Mortgage Obligations - continued
		Principal Amount		Value
Private Sponsor - continued
Adjustable Rate Mortgage Trust floater: - continued
Series 2005-10:
Class 5A1, 4.6388% 1/25/36 (c)		$ 13,713,349		$ 13,723,991
Class 5A2, 4.6988% 1/25/36 (c)		630,814		631,303
Series 2005-2:
Class 6A2, 4.6588% 6/25/35 (c)		2,014,010		2,014,562
Class 6M2, 4.8588% 6/25/35 (c)		10,145,000		10,144,970
Series 2005-3 Class 8A2, 4.6188% 7/25/35 (c)		13,804,435		13,790,631
Series 2005-4 Class 7A2, 4.6088% 8/25/35 (c)		6,721,613		6,725,862
Series 2005-8 Class 7A2, 4.6588% 11/25/35 (c)		6,442,830		6,446,999
American Home Mortgage Investment Trust Series 2005-4 Class 1A1, 4.6688% 3/25/35 (c)		10,878,415		10,846,822
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6 Class 1A1, 5.1357% 8/25/35 (c)		16,768,323		16,735,594
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 4.6588% 1/25/35 (c)		16,521,225		16,521,225
Series 2005-2 Class 1A1, 4.6288% 3/25/35 (c)		11,240,138		11,236,625
Series 2005-5 Class 1A1, 4.5988% 7/25/35 (c)		15,044,215		15,027,761
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 4.7788% 5/25/33 (c)		4,433,223		4,435,314
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 4.7788% 3/25/34 (c)		3,533,890		3,532,435
Series 2004-AR3 Class 6A2, 4.7488% 4/25/34 (c)		1,585,007		1,586,956
Series 2004-AR4 Class 5A2, 4.7488% 5/25/34 (c)		1,537,370		1,536,479
Series 2004-AR5 Class 11A2, 4.7488% 6/25/34 (c)		2,223,296		2,219,105
Series 2004-AR6 Class 9A2, 4.7488% 10/25/34 (c)		2,778,259		2,780,624
Series 2004-AR7 Class 6A2, 4.7588% 8/25/34 (c)		4,032,751		4,037,022
Series 2004-AR8 Class 8A2, 4.7588% 9/25/34 (c)		2,847,711		2,852,788
CWALT, Inc. floater Series 2005-56 Class 3A1, 4.6688% 11/25/35 (c)		7,855,295		7,858,820
First Horizon Mortgage pass thru Trust floater Series 2004-FL1 Class 2A1, 5.01% 12/25/34 (c)		2,582,520		2,582,679
Gracechurch Mortgage Funding PLC Series 1A:
Class A2B, 4.6045% 10/11/41 (a)(c)		9,875,000		9,875,000
Class CB, 4.8145% 10/11/41 (a)(c)		2,100,000		2,099,937
Class DB, 5.0045% 10/11/41 (a)(c)		8,485,000		8,484,745
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 4.58% 12/21/24 (c)		5,300,000		5,299,523
Class B1, 4.63% 12/20/54 (c)		7,050,000		7,048,731
Class M1, 4.73% 12/20/54 (c)		5,300,000		5,298,993
Collateralized Mortgage Obligations - continued
		Principal Amount		Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2005-2 Class C1, 5% 12/20/54 (c)		$ 7,975,000		$ 7,973,405
Series 2005-4:
Class C1, 4.455% 12/20/54 (c)		6,800,000		6,793,625
Class M2, 4.305% 12/20/54 (c)		6,500,000		6,493,906
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 4.71% 3/20/44 (c)		1,415,000		1,415,221
Class 1C, 5.4% 3/20/44 (c)		4,075,000		4,083,914
Class 1M, 4.91% 3/20/44 (c)		4,935,000		4,938,084
Series 2004-2:
Class 1A2, 4.57% 6/20/28 (c)		3,006,250		3,006,250
Class 1B, 4.67% 6/20/44 (c)		568,430		568,497
Class 1C, 5.2% 6/20/44 (c)		2,069,413		2,072,646
Class 1M, 4.78% 6/20/44 (c)		1,520,296		1,520,382
Series 2004-3:
Class 1B, 4.66% 9/20/44 (c)		1,867,909		1,868,469
Class 1C, 5.09% 9/20/44 (c)		4,816,536		4,824,387
Class 1M, 4.77% 9/20/44 (c)		1,067,376		1,067,825
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 4.59% 5/19/35 (c)		10,611,292		10,557,890
Holmes Financing No. 7 PLC floater Series 2 Class M, 4.95% 7/15/40 (c)		2,560,000		2,560,844
Holmes Financing No. 8 PLC floater Series 2:
Class A, 4.23% 4/15/11 (c)		25,000,000		25,011,720
Class B, 4.32% 7/15/40 (c)		2,695,000		2,695,270
Class C, 4.87% 7/15/40 (c)		10,280,000		10,295,420
Home Equity Asset Trust floater Series 2005-3 Class 2A1, 4.4688% 8/25/35 (c)		4,563,700		4,564,626
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 4.8288% 10/25/34 (c)		3,492,303		3,498,829
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 4.7488% 3/25/35 (c)		6,801,967		6,803,219
Series 2004-6 Class 1A2, 4.7688% 10/25/34 (c)		2,684,987		2,689,248
Series 2005-1:
Class M1, 4.8388% 4/25/35 (c)		2,709,604		2,708,427
Class M2, 4.8788% 4/25/35 (c)		4,743,715		4,742,038
Class M3, 4.9088% 4/25/35 (c)		1,163,984		1,163,419
Class M4, 5.1288% 4/25/35 (c)		686,942		687,000
Class M5, 5.1488% 4/25/35 (c)		686,942		686,389
Class M6, 5.1988% 4/25/35 (c)		1,099,106		1,098,210
Series 2005-2 Class 1A2, 4.6888% 4/25/35 (c)		11,188,549		11,179,808
Collateralized Mortgage Obligations - continued
		Principal Amount		Value
Private Sponsor - continued
Impac CMB Trust floater: - continued
Series 2005-3 Class A1, 4.6188% 8/25/35 (c)		$ 12,981,961		$ 12,971,692
Series 2005-4 Class 1B1, 5.6788% 5/25/35 (c)		4,466,527		4,370,218
Series 2005-6 Class 1M3, 4.9888% 10/25/35 (c)		3,170,420		3,170,420
Series 2005-7:
Class M1, 4.8588% 11/25/35 (c)		1,729,659		1,731,258
Class M2, 4.8988% 11/25/35 (c)		1,298,469		1,299,762
Class M3, 4.9988% 11/25/35 (c)		6,482,546		6,490,143
Class M4, 5.0388% 11/25/35 (c)		3,105,546		3,109,402
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 4.59% 9/26/45 (a)(c)		13,428,320		13,428,320
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 4.6488% 3/25/35 (c)		7,219,855		7,235,923
Series 2004-6 Class 4A2, 4.1625% 7/25/34 (c)		3,696,035		3,680,553
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 4.7688% 3/25/28 (c)		5,906,080		5,937,277
Series 2003-B Class A1, 4.7188% 4/25/28 (c)		6,082,458		6,115,622
Series 2003-D Class A, 4.6888% 8/25/28 (c)		5,615,577		5,626,150
Series 2003-E Class A2, 4.3831% 10/25/28 (c)		7,093,313		7,088,967
Series 2003-F Class A2, 4.43% 10/25/28 (c)		9,219,372		9,215,300
Series 2004-A Class A2, 4.34% 4/25/29 (c)		8,477,442		8,464,487
Series 2004-B Class A2, 4.83% 6/25/29 (c)		6,579,456		6,569,047
Series 2004-C Class A2, 4.9838% 7/25/29 (c)		9,519,104		9,507,149
Series 2004-D Class A2, 4.4131% 9/25/29 (c)		7,095,519		7,096,313
Series 2004-E:
Class A2B, 4.45% 11/25/29 (c)		6,178,741		6,169,471
Class A2D, 4.64% 11/25/29 (c)		1,436,916		1,439,645
Series 2004-G Class A2, 5.01% 11/25/29 (c)		2,890,212		2,892,460
Series 2005-A Class A2, 4.9338% 2/25/30 (c)		8,572,263		8,563,661
Mortgage Asset Backed Securities Trust floater Series 2002-NC1 Class M1, 5.2288% 10/25/32 (c)		1,579,375		1,583,603
MortgageIT Trust floater:
Series 2004-2:
Class A1, 4.7488% 12/25/34 (c)		4,202,814		4,206,566
Class A2, 4.8288% 12/25/34 (c)		5,685,715		5,710,504
Series 2005-2 Class 1A1, 4.6388% 5/25/35 (c)		4,455,963		4,461,898
Opteum Mortgage Acceptance Corp.:
floater Series 2005-3 Class APT, 4.6688% 7/25/35 (c)		17,477,071		17,487,311
Series 2005-5 Class 1A1B, 4.5788% 11/25/35 (c)		7,595,000		7,595,000
Collateralized Mortgage Obligations - continued
		Principal Amount		Value
Private Sponsor - continued
Permanent Financing No. 3 PLC floater Series 2 Class C, 5.53% 6/10/42 (c)		$ 4,845,000		$ 4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class C, 5.2% 6/10/42 (c)		15,400,000		15,475,531
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 5.13% 6/10/42 (c)		4,215,000		4,232,282
Series 3 Class C, 5.3% 6/10/42 (c)		8,890,000		8,974,455
Permanent Financing No. 6 PLC floater Series 6 Class 2C, 4.93% 6/10/42 (c)		5,350,000		5,352,926
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 4.57% 6/10/42 (c)		2,000,000		1,999,680
Class 1C, 4.76% 6/10/42 (c)		3,840,000		3,838,464
Class 2C, 4.81% 6/10/42 (c)		8,065,000		8,042,257
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 4.81% 6/10/42 (c)		7,165,000		7,164,090
Class 2C, 4.88% 6/10/42 (c)		9,945,000		9,943,727
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31		3,813,479		3,852,552
Series 2005-AR5 Class 1A1, 4.8696% 9/19/35 (c)		4,856,308		4,834,150
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 6.16% 3/10/35 (a)(c)		5,449,370		5,502,938
Class B5, 6.71% 3/10/35 (a)(c)		5,639,587		5,757,218
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 4.8788% 11/25/34 (c)		1,654,586		1,662,491
Series 2003-RP2 Class A1, 4.82% 6/25/33 (a)(c)		3,034,722		3,045,154
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.37% 9/20/33 (c)		8,161,192		8,155,743
Series 2003-7 Class A2, 4.925% 1/20/34 (c)		6,745,500		6,745,464
Series 2004-1 Class A, 4.15% 2/20/34 (c)		4,306,978		4,303,606
Series 2004-10 Class A4, 4.7% 11/20/34 (c)		7,545,912		7,545,354
Series 2004-3 Class A, 4.61% 5/20/34 (c)		7,451,907		7,429,612
Series 2004-4 Class A, 4.62% 5/20/34 (c)		9,304,184		9,295,789
Series 2004-5 Class A3, 4.86% 6/20/34 (c)		6,670,811		6,669,777
Series 2004-6:
Class A3A, 4.9644% 6/20/35 (c)		5,612,167		5,616,282
Class A3B, 5.1069% 7/20/34 (c)		701,521		701,697
Series 2004-7:
Class A3A, 4.365% 8/20/34 (c)		5,669,337		5,666,730
Class A3B, 4.59% 7/20/34 (c)		1,020,168		1,022,845
Series 2004-8 Class A2, 4.41% 9/20/34 (c)		9,391,352		9,388,121
Collateralized Mortgage Obligations - continued
		Principal Amount		Value
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2005-1 Class A2, 4.1% 2/20/35 (c)		$ 5,860,388		$ 5,838,148
Series 2005-2 Class A2, 4.29% 3/20/35 (c)		9,497,636		9,497,636
Series 2005-3 Class A1, 4.57% 5/20/35 (c)		7,100,304		7,091,606
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 4.6888% 7/25/35 (c)		10,024,356		10,010,239
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 4.7788% 9/25/33 (a)(c)		1,872,837		1,873,894
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 4.7488% 9/25/34 (c)		18,508,400		18,539,801
Series 2005-3 Class A4, 4.6488% 10/25/35 (c)		17,021,433		17,021,433
WAMU Mortgage pass thru certificates:
floater:
Series 2005-AR11 Class A1C1, 4.3938% 8/25/45 (c)		13,119,504		13,104,559
Series 2005-AR13 Class A1C1, 4.3838% 10/25/45 (c)		22,840,281		22,840,281
Series 2005-AR6 Class 2A-1A, 4.4213% 4/25/45 (c)		5,671,628		5,652,780
Series 2005-AR17 Class A1C1, 4.4838% 12/25/45 (c)		10,475,000		10,475,000
Series 2005-AR19 Class A1C1, 4.56% 12/25/45 (c)		16,790,000		16,790,000
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6832% 8/25/34 (c)		17,558,052		17,450,049
Series 2005-AR12 Class 2A1, 4.3214% 7/25/35 (c)		25,664,809		25,283,591
TOTAL PRIVATE SPONSOR				878,337,508
U.S. Government Agency - 9.2%
Fannie Mae:
floater:
Series 2000-38 Class F, 4.87% 11/18/30 (c)		914,326		922,243
Series 2000-40 Class FA, 4.8788% 7/25/30 (c)		2,087,182		2,096,261
Series 2002-89 Class F, 4.6788% 1/25/33 (c)		2,984,965		2,989,172
target amortization class Series G94-2 Class D, 6.45% 1/25/24		3,978,317		4,059,992
Fannie Mae Grantor Trust Series 2005-90 Class FG, 4.6288% 10/25/35 (c)		47,878,160		47,762,597
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 4.77% 8/18/31 (c)		2,211,823		2,220,468
Series 2001-38 Class QF, 5.3588% 8/25/31 (c)		8,523,882		8,718,743
Collateralized Mortgage Obligations - continued
		Principal Amount		Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
floater:
Series 2001-44 Class FB, 4.6788% 9/25/31 (c)		$ 1,927,279		$ 1,933,708
Series 2001-46 Class F, 4.77% 9/18/31 (c)		5,550,564		5,585,592
Series 2002-11 Class QF, 4.8788% 3/25/32 (c)		3,867,522		3,905,036
Series 2002-36 Class FT, 4.8788% 6/25/32 (c)		1,322,292		1,334,435
Series 2002-64 Class FE, 4.72% 10/18/32 (c)		1,858,704		1,868,882
Series 2002-65 Class FA, 4.6788% 10/25/17 (c)		1,951,539		1,952,216
Series 2002-74 Class FV, 4.8288% 11/25/32 (c)		7,288,824		7,346,436
Series 2003-11:
Class DF, 4.8288% 2/25/33 (c)		2,586,313		2,607,175
Class EF, 4.8288% 2/25/33 (c)		1,818,166		1,825,573
Series 2003-119 Class FK, 4.8788% 5/25/18 (c)		2,500,000		2,529,602
Series 2003-131 Class FM, 4.7788% 12/25/29 (c)		3,179,730		3,191,037
Series 2003-15 Class WF, 4.7288% 8/25/17 (c)		5,060,086		5,080,691
Series 2003-63 Class F1, 4.6788% 11/25/27 (c)		5,036,054		5,037,363
Series 2005-45 Class XA, 4.7188% 6/25/35 (c)		71,210,712		71,299,761
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27		260,618		259,837
Series 2001-62 Class PG, 6.5% 10/25/30		1,684,697		1,682,284
Series 2002-16 Class QD, 5.5% 6/25/14		143,151		143,045
Series 2002-28 Class PJ, 6.5% 3/25/31		2,287,459		2,283,535
Series 2002-8 Class PD, 6.5% 7/25/30		1,131,182		1,131,061
Series 2005-72 Class FG, 4.6288% 5/25/35 (c)		50,647,038		50,063,676
Series 2002-77 Class FY, 4.7788% 12/25/17 (c)		22,890,855		23,068,740
Freddie Mac:
floater:
Series 2510 Class FE, 4.7694% 10/15/32 (c)		5,407,556		5,441,520
Series 3028 Class FM, 4.6194% 9/15/35 (c)		25,513,607		25,039,582
4.2906% 9/15/35 (c)		854,545		828,909
planned amortization class Series 2353 Class PC, 6.5% 9/15/15		537,516		537,147
Series 2344 Class FP, 5.3194% 8/15/31 (c)		5,702,755		5,824,135
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 4.5694% 7/15/31 (c)		4,697,110		4,604,712
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2395 Class FA, 4.9694% 6/15/29 (c)		999,580		1,006,035
Series 2406:
Class FP, 5.3494% 1/15/32 (c)		9,625,055		9,823,293
Collateralized Mortgage Obligations - continued
		Principal Amount		Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
floater:
Series 2406:
Class PF, 5.3494% 12/15/31 (c)		$ 8,125,000		$ 8,347,451
Series 2410 Class PF, 5.3494% 2/15/32 (c)		18,644,444		19,134,293
Series 2474 Class FJ, 4.7194% 7/15/17 (c)		3,966,481		3,986,826
Series 2526 Class FC, 4.7694% 11/15/32 (c)		2,724,286		2,744,175
Series 2538 Class FB, 4.7694% 12/15/32 (c)		5,806,963		5,826,784
Series 2551 Class FH, 4.8194% 1/15/33 (c)		2,703,849		2,715,410
Series 2553 Class FB, 4.8694% 3/15/29 (c)		21,880,000		21,942,743
Series 2577 Class FW, 4.8694% 1/15/30 (c)		16,536,588		16,635,664
Series 2861:
Class GF, 4.6694% 1/15/21 (c)		4,384,278		4,389,504
Class JF, 4.6694% 4/15/17 (c)		6,487,057		6,505,988
Series 2994 Class FB, 4.5194% 6/15/20 (c)		6,128,249		6,109,959
planned amortization class:
Series 2136 Class PE, 6% 1/15/28		11,898,496		11,915,777
Series 2395 Class PE, 6% 2/15/30		2,858,127		2,866,040
Series 2398 Class DK, 6.5% 1/15/31		99,503		99,356
Series 2410 Class ML, 6.5% 12/15/30		72,776		72,650
Series 2443 Class TD, 6.5% 10/15/30		619,123		619,031
Series 2461 Class PG, 6.5% 1/15/31		1,020,383		1,022,591
Series 2650 Class FV, 4.7694% 12/15/32 (c)		13,526,690		13,585,164
Series 2776 Class UJ, 4.5% 5/15/20 (d)		5,945,011		233,063
Series 2828 Class JA, 4.5% 1/15/10		9,491,240		9,462,126
Series 3013 Class AF, 4.6194% 5/15/35 (c)		79,986,213		79,795,107
Series 2412 Class GF, 5.3194% 2/15/32 (c)		4,200,048		4,304,535
Series 2608 Class FJ, 4.7694% 3/15/17 (c)		14,831,699		14,908,103
Series 2638 Class FA, 4.7694% 11/15/16 (c)		13,672,041		13,734,883
Series 2644 Class EF, 4.7194% 2/15/18 (c)		15,181,271		15,232,671
Series 3066 Class HF, 0% 1/15/34 (c)		600,130		594,856
Series 3071 Class TF, 4.6694% 4/15/35 (c)		49,889,559		49,640,111
Series 3094 Class UF, 0% 9/15/34 (c)		1,620,000		1,570,641
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 4.72% 5/16/23 (c)		2,612,662		2,623,494
Series 2001-50 Class FV, 4.57% 9/16/27 (c)		8,063,372		8,063,213
Series 2002-24 Class FX, 4.92% 4/16/32 (c)		2,238,182		2,261,899
Collateralized Mortgage Obligations - continued
		Principal Amount		Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities floater: - continued
Series 2002-31 Class FW, 4.77% 6/16/31 (c)		$ 3,042,620		$ 3,063,266
Series 2002-5 Class KF, 4.77% 8/16/26 (c)		311,426		311,553
TOTAL U.S. GOVERNMENT AGENCY				650,323,421
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,530,595,528)			1,528,660,929
Commercial Mortgage Securities - 6.5%

Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 4.6894% 11/15/15 (a)(c)		5,038,226		5,042,188
Series 2005-BBA6:
Class B, 4.5794% 1/15/19 (a)(c)		2,800,000		2,799,748
Class C, 4.6194% 1/15/19 (a)(c)		2,857,948		2,857,464
Class D, 4.6694% 1/15/19 (a)(c)		2,800,000		2,799,715
Class E, 4.7094% 1/15/19 (a)(c)		1,750,000		1,749,807
Class F, 4.7594% 1/15/19 (a)(c)		1,170,000		1,169,871
Class G, 4.7894% 1/15/19 (a)(c)		915,000		914,899
Series 2005-BOCA:
Class H, 5.3194% 12/15/16 (a)(c)		2,065,000		2,064,489
Class J, 5.4694% 12/15/16 (a)(c)		1,020,000		1,019,266
Class K, 5.7194% 12/15/16 (a)(c)		6,659,000		6,664,893
Bank of America Large Loan, Inc.:
floater Series 2005-ESHA:
Class F, 5.1175% 7/14/08 (a)(c)		6,395,000		6,394,142
Class G, 5.2475% 7/14/08 (a)(c)		4,355,000		4,354,416
Class H, 5.4675% 7/14/08 (a)(c)		5,365,000		5,364,279
Series 2005-ESHA Class X1, 0.8865% 7/14/20 (a)(c)(d)		334,645,000		4,402,590
Series 2005-MIB1:
Class B, 4.6294% 3/15/22 (a)(c)		3,930,000		3,930,528
Class C, 4.6794% 3/15/22 (a)(c)		1,660,000		1,660,328
Class D, 4.7294% 3/15/22 (a)(c)		1,680,000		1,680,341
Class E, 4.7694% 3/15/22 (a)(c)		3,205,000		3,205,653
Class F, 4.8394% 3/15/22 (a)(c)		1,635,000		1,635,333
Class G, 4.8994% 3/15/22 (a)(c)		1,060,000		1,060,215
Commercial Mortgage Securities - continued
		Principal Amount		Value
Bayview Commercial Asset Trust:
floater:
Series 2003-1 Class A, 4.2213% 8/25/33 (a)(c)		$ 5,902,060		$ 5,972,177
Series 2003-2:
Class A, 4.9588% 12/25/33 (a)(c)		12,176,768		12,325,612
Class M1, 5.2288% 12/25/33 (a)(c)		1,981,573		2,014,255
Series 2004-1:
Class A, 4.7388% 4/25/34 (a)(c)		5,874,023		5,876,784
Class B, 6.2788% 4/25/34 (a)(c)		610,288		617,273
Class M1, 4.9388% 4/25/34 (a)(c)		534,002		536,338
Class M2, 5.5788% 4/25/34 (a)(c)		457,716		463,080
Series 2004-2:
Class A, 4.8088% 8/25/34 (a)(c)		5,950,216		5,963,247
Class M1, 4.9588% 8/25/34 (a)(c)		1,918,607		1,926,101
Series 2004-3:
Class A1, 4.7488% 1/25/35 (a)(c)		6,249,972		6,256,785
Class A2, 4.7988% 1/25/35 (a)(c)		868,656		868,927
Class M1, 4.8788% 1/25/35 (a)(c)		1,041,662		1,043,071
Class M2, 5.3788% 1/25/35 (a)(c)		679,345		683,385
Series 2005-2A:
Class M1, 4.8088% 8/25/35 (a)(c)		1,273,532		1,273,532
Class M2, 4.8588% 8/25/35 (a)(c)		2,096,430		2,096,430
Class M3, 4.8788% 8/25/35 (a)(c)		1,160,874		1,160,874
Class M4, 4.9888% 8/25/35 (a)(c)		1,067,808		1,067,808
Series 2005-3A:
Class A1, 4.5138% 11/25/35 (a)(c)		6,325,621		6,325,621
Class M1, 4.6338% 11/25/35 (a)(c)		890,236		890,236
Class M2, 4.6838% 11/25/35 (a)(c)		1,251,276		1,251,276
Class M3, 4.7038% 11/25/35 (a)(c)		1,117,741		1,117,741
Class M4, 4.7938% 11/25/35 (a)(c)		1,394,703		1,394,703
Series 2005-4A:
Class A2, 4.549% 1/25/36 (a)(c)		9,200,000		9,199,880
Class B1, 5.559% 1/25/36 (a)(c)		769,000		769,281
Class M1, 4.609% 1/25/36 (a)(c)		3,000,000		3,000,041
Class M2, 4.629% 1/25/36 (a)(c)		900,000		900,020
Class M3, 4.659% 1/25/36 (a)(c)		1,267,000		1,267,045
Class M4, 4.769% 1/25/36 (a)(c)		700,000		700,058
Class M5, 4.809% 1/25/36 (a)(c)		700,000		700,069
Class M6, 4.859% 1/25/36 (a)(c)		700,000		700,083
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class JFCM, 5.9675% 4/14/15 (a)(c)		1,344,296		1,344,810
Commercial Mortgage Securities - continued
		Principal Amount		Value
Bear Stearns Commercial Mortgage Securities, Inc. floater: - continued
Series 2003-BA1A:
Class KFCM, 6.2175% 4/14/15 (a)(c)		$ 1,436,661		$ 1,437,239
Class LFCM, 6.6175% 4/14/15 (a)(c)		1,601,905		1,601,894
Class MFCM, 6.9175% 4/14/15 (a)(c)		2,218,251		2,218,234
Series 2004-BBA3 Class E, 5.0694% 6/15/17 (a)(c)		10,415,000		10,449,717
COMM floater:
Series 2001-FL5A Class E, 5.8694% 11/15/13 (a)(c)		2,930,069		2,929,829
Series 2002-FL6:
Class F, 5.8194% 6/14/14 (a)(c)		8,218,856		8,221,055
Class G, 6.2694% 6/14/14 (a)(c)		5,000,000		5,000,112
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 4.6694% 9/15/14 (a)(c)		3,570,000		3,572,360
Class G, 5.3494% 9/15/14 (a)(c)		1,345,000		1,345,412
Class H, 5.4494% 9/15/14 (a)(c)		1,430,000		1,430,437
Class J, 5.9694% 9/15/14 (a)(c)		490,000		491,011
Class K, 6.3694% 9/15/14 (a)(c)		770,000		771,044
Class L, 6.5694% 9/15/14 (a)(c)		625,000		624,839
Series 2004-HTL1:
Class B, 4.8194% 7/15/16 (a)(c)		262,739		262,881
Class D, 4.9194% 7/15/16 (a)(c)		597,504		597,595
Class E, 5.1194% 7/15/16 (a)(c)		427,306		427,440
Class F, 5.1694% 7/15/16 (a)(c)		452,367		452,593
Class H, 5.6694% 7/15/16 (a)(c)		1,310,248		1,310,634
Class J, 5.8194% 7/15/16 (a)(c)		502,849		502,997
Class K, 6.7194% 7/15/16 (a)(c)		566,301		566,160
Series 2005-F10A:
Class B, 4.5994% 4/15/17 (a)(c)		7,080,000		7,075,543
Class C, 4.6394% 4/15/17 (a)(c)		3,006,000		3,001,040
Class D, 4.6794% 4/15/17 (a)(c)		2,440,000		2,437,972
Class E, 4.7394% 4/15/17 (a)(c)		1,821,000		1,819,487
Class F, 4.7794% 4/15/17 (a)(c)		1,035,000		1,034,776
Class G, 4.9194% 4/15/17 (a)(c)		1,035,000		1,035,622
Class H, 4.9894% 4/15/17 (a)(c)		1,035,000		1,035,939
Class I, 5.2194% 4/15/17 (a)(c)		335,000		334,655
Class MOA3, 4.6694% 3/15/20 (a)(c)		4,590,000		4,589,953
Commercial Mortgage Pass-Through Certificates Series 2005-FL11:
Class B, 4.6194% 11/15/17 (a)(c)		2,999,860		2,999,860
Class C, 4.6694% 11/15/17 (a)(c)		6,189,712		6,189,712
Class D, 4.7094% 11/15/17 (a)(c)		1,064,950		1,064,950
Class E, 4.7594% 11/15/17 (a)(c)		1,634,924		1,634,924
Commercial Mortgage Securities - continued
		Principal Amount		Value
Commercial Mortgage Pass-Through Certificates Series 2005-FL11: - continued
Class F, 4.8194% 11/15/17 (a)(c)		$ 1,484,931		$ 1,484,931
Class G, 4.8694% 11/15/17 (a)(c)		2,379,889		2,379,889
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-FL1 Class B, 4.8194% 5/15/14 (a)(c)		8,045,656		8,054,186
Series 2004-HC1:
Class A2, 4.8694% 12/15/21 (a)(c)		1,475,000		1,474,996
Class B, 5.1194% 12/15/21 (a)(c)		3,835,000		3,834,985
Series 2004-TF2A Class E, 4.7894% 11/15/19 (a)(c)		4,450,000		4,454,797
Series 2004-TFL1:
Class A2, 4.5594% 2/15/14 (a)(c)		1,258,889		1,258,861
Class E, 4.9194% 2/15/14 (a)(c)		2,800,000		2,807,130
Class F, 4.9694% 2/15/14 (a)(c)		2,325,000		2,331,652
Class G, 5.2194% 2/15/14 (a)(c)		1,875,000		1,882,397
Class H, 5.4694% 2/15/14 (a)(c)		1,400,000		1,402,698
Class J, 5.7694% 2/15/14 (a)(c)		750,000		752,649
Series 2005-TF2A Class F, 4.8694% 11/15/19 (a)(c)		1,540,000		1,544,317
Series 2005-TFLA:
Class C, 4.6094% 2/15/20 (a)(c)		5,650,000		5,649,983
Class E, 4.6994% 2/15/20 (a)(c)		3,955,000		3,954,984
Class F, 4.7494% 2/15/20 (a)(c)		1,745,000		1,744,993
Class G, 4.8894% 2/15/20 (a)(c)		505,000		504,998
Class H, 5.1194% 2/15/20 (a)(c)		715,000		714,997
sequential pay Series 1997-C2 Class A2, 6.52% 1/17/35		158,848		158,813
Series 2005-CN2A Class A1J, 4.6994% 11/15/19 (a)(c)		17,835,000		17,834,946
Series 2005-TF3A Class A2, 4.6494% 11/15/20 (a)(c)		22,225,000		22,224,933
Equitable Life Assurance Society of the United States:
sequential pay Series 174 Class A1, 7.24% 5/15/06 (a)		4,400,000		4,435,601
Series 174:
Class B1, 7.33% 5/15/06 (a)		1,200,000		1,209,628
Class C1, 7.52% 5/15/06 (a)		2,500,000		2,520,634
Class D1, 7.77% 5/15/06 (a)		7,100,000		7,148,142
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 5.2175% 2/11/11 (a)(c)		143,191		142,475
Commercial Mortgage Securities - continued
		Principal Amount		Value
Greenwich Capital Commercial Funding Corp. Series 2005-FL3A:
Class H-AON:
5.3675% 10/5/20 (a)(c)		$ 1,495,000		$ 1,495,000
5.6175% 10/5/20 (a)(c)		1,775,000		1,775,000
Class M-AON, 5.8675% 10/5/20 (a)(c)		1,770,000		1,770,000
Class N-AON, 6.2175% 10/5/20 (a)(c)		4,545,144		4,545,144
GS Mortgage Securities Corp. II floater Series 2005-FL7A Class A1, 4.4913% 11/6/19 (a)(c)		3,434,633		3,434,475
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-LLFA:
Class A2, 4.7575% 12/16/14 (a)(c)		11,700,000		11,702,647
Class B, 4.9675% 12/16/14 (a)(c)		4,615,000		4,618,774
Class C, 5.0675% 12/16/14 (a)(c)		4,982,000		4,987,091
Series 2005-LLFA Class FAIR, 6.0194% 7/15/18 (a)(c)		4,360,000		4,373,640
Morgan Stanley Capital I, Inc. floater Series 2005-XLF:
Class B, 4.5794% 8/15/19 (a)(c)		6,705,000		6,714,789
Class C, 4.6094% 8/15/19 (a)(c)		525,000		525,761
Class D, 4.6294% 8/15/19 (a)(c)		1,915,000		1,917,911
Class E, 4.6494% 8/15/19 (a)(c)		1,745,000		1,748,298
Class F, 4.6894% 8/15/19 (a)(c)		1,220,000		1,222,416
Class G, 4.7394% 8/15/19 (a)(c)		870,000		871,757
Class H, 4.7594% 8/15/19 (a)(c)		695,000		696,008
Class J, 4.8294% 8/15/19 (a)(c)		525,000		525,866
Morgan Stanley Dean Witter Capital I Trust floater Series 2002-XLF Class F, 6.4813% 8/5/14 (a)(c)		4,673,505		4,673,482
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 2001-CDCA:
Class C, 5.1694% 2/15/13 (a)(c)		4,711,321		4,700,630
Class D, 5.1694% 2/15/13 (a)(c)		4,000,000		3,987,210
Series 2000-NL1 Class E, 7.0605% 10/15/30 (a)(c)		37,476		37,410
SDG Macerich Properties LP floater Series 2000-1 Class A3, 4.7094% 5/15/09 (a)(c)		18,000,000		17,994,375
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 4.8588% 3/24/18 (a)(c)		6,512,937		6,512,937
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2004-WHL3:
Class A2, 4.5494% 3/15/14 (a)(c)		3,281,223		3,281,332
Class E, 4.8694% 3/15/14 (a)(c)		2,190,000		2,190,257
Class F, 4.9194% 3/15/14 (a)(c)		1,755,000		1,755,198
Commercial Mortgage Securities - continued
		Principal Amount		Value
Wachovia Bank Commercial Mortgage Trust: - continued
floater: - continued
Series 2004-WHL3:
Class G, 5.1494% 3/15/14 (a)(c)		$ 875,000		$ 875,129
Series 2005-WL5A:
Class KHP1, 4.7194% 1/15/18 (a)(c)		1,745,000		1,744,650
Class KHP2, 4.9194% 1/15/18 (a)(c)		1,745,000		1,747,564
Class KHP3, 5.2194% 1/15/18 (a)(c)		2,060,000		2,061,866
Class KHP4, 5.3194% 1/15/18 (a)(c)		1,600,000		1,602,035
Class KHP5, 5.5194% 1/15/18 (a)(c)		1,855,000		1,846,496
Series 2005-WL6A:
Class A2, 4.6194% 10/15/17 (a)(c)		7,695,000		7,695,526
Class B, 4.6694% 10/15/17 (a)(c)		1,540,000		1,540,105
Class D, 4.7994% 10/15/17 (a)(c)		3,090,000		3,089,697
Series 2005-WL6A:
Class AP. 5.6694% 10/15/17 (a)(c)		10,000,000		9,999,900
Class X1A, 0.754% 10/15/17 (a)(d)		740,712,770		5,125,732
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $455,770,541)			456,239,347
Certificates of Deposit - 2.6%

Credit Agricole SA euro 4.505% 10/16/06		30,000,000		29,934,987
Credit Industriel et Commercial yankee 4.535% 10/17/06		30,000,000		29,941,608
DEPFA BANK PLC yankee 4.265% 9/1/06		30,000,000		29,897,700
Deutsche Bank AG yankee 4.21% 8/24/06		30,000,000		29,896,005
HBOS Treasury Services PLC yankee 4.52% 10/18/06		30,000,000		29,938,395
Societe Generale euro 4.51% 10/16/06		30,000,000		29,936,532
TOTAL CERTIFICATES OF DEPOSIT (Cost $180,000,000)			179,545,227
Commercial Paper - 0.5%

Fortune Brands, Inc. 4.5% 1/30/06 (Cost $36,865,875)		37,000,000	36,874,848
Cash Equivalents - 31.5%
	Maturity Amount		Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 4.28%, dated 12/30/05 due 1/3/06)	$ 95,536,439		$ 95,491,000
With:
Banc of America Securities LLC at 4.3%, dated 12/30/05 due 1/3/06 (Collateralized by Mortgage Loan Obligations valued at $315,002,424, 4.67%- 6%, 12/11/35 - 6/11/41)	300,143,333		300,000,000
Barclays Capital, Inc. at 4.3%, dated 12/30/05 due 1/3/06 (Collateralized by Mortgage Loan Obligations valued at $306,000,000, 2.59%- 8.96%, 4/15/08 - 1/25/36)	300,143,333		300,000,000
Citigroup Global Markets, Inc. at 4.31%, dated 12/30/05 due 1/3/06 (Collateralized by Mortgage Loan Obligations valued at $315,000,000, 5%- 5.5%, 11/25/20 - 9/25/35)	300,143,667		300,000,000
Goldman Sachs & Co. at 4.35%, dated 12/19/05 due 2/22/06 (Collateralized by Corporate Obligations valued at $341,250,144, 1.5%- 8.25%, 7/1/06 - 12/15/35) (c)(e)	327,552,604		325,108,843
J.P. Morgan Securities, Inc. at 4.3%, dated 12/30/05 due 1/3/06 (Collateralized by Corporate Obligations valued at $306,000,313, 0.13%- 0.40%, 1/20/06 - 6/29/06)	300,143,333		300,000,000
Lehman Brothers, Inc. at 4.31%, dated 12/30/05 due 1/3/06 (Collateralized by Mortgage Loan Obligations valued at $315,000,000, 4.5%- 5.75%, 7/25/19 - 10/25/45)	300,143,667		300,000,000
Morgan Stanley & Co. at 4.33%, dated 12/30/05 due 1/3/06 (Collateralized by Corporate Obligations valued at $307,887,658, 0%- 8.5%, 1/12/06 - 8/25/35)	300,144,333		300,000,000
TOTAL CASH EQUIVALENTS (Cost $2,220,491,000)		2,220,599,843
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $7,055,373,914)		7,057,759,801
NET OTHER ASSETS - (0.2)%		(12,563,306)
NET ASSETS - 100%		$ 7,045,196,495
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
49 Eurodollar 90 Day Index Contracts	March 2006	$ 48,415,062	$ 77,648
32 Eurodollar 90 Day Index Contracts	June 2006	31,612,400	49,447
32 Eurodollar 90 Day Index Contracts	Sept. 2006	31,612,800	46,072
31 Eurodollar 90 Day Index Contracts	Dec. 2006	30,628,388	37,513
29 Eurodollar 90 Day Index Contracts	March 2007	28,655,625	30,634
22 Eurodollar 90 Day Index Contracts	June 2007	21,739,575	18,312
21 Eurodollar 90 Day Index Contracts	Sept. 2007	20,751,413	16,604
20 Eurodollar 90 Day Index Contracts	Dec. 2007	19,762,750	14,870
20 Eurodollar 90 Day Index Contracts	March 2008	19,762,750	13,870
13 Eurodollar 90 Day Index Contracts	June 2008	12,845,138	13,711
12 Eurodollar 90 Day Index Contracts	Sept. 2008	11,856,300	12,702
5 Eurodollar 90 Day Index Contracts	Dec. 2008	4,939,625	3,230
3 Eurodollar 90 Day Index Contracts	March 2009	2,963,625	1,963
TOTAL EURODOLLAR CONTRACTS			$ 336,576
Swap Agreements
		Notional Amount	Value
Credit Default Swaps

Receive from Citibank, upon default event of DaimlerChrysler NA Holding Corp., par value of the notional amount of DaimlerChrysler NA Holding Corp. 6.5% 11/15/13, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (117,040)
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	13,540,000	15,300
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon default event of TXU Energy, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	10,650,000	88,289
TOTAL CREDIT DEFAULT SWAPS		38,190,000	(13,451)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 20 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Citibank

	May 2006	$ 35,100,000	$ 32,758
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 30 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Citibank	April 2006	67,500,000	74,165
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 15 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Citibank	April 2006	48,200,000	32,902
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 22 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Jan. 2006	35,100,000	35,783
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	March 2006	30,000,000	28,203
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive monthly a return equal to Lehman Brothers U.S. ABS Floating Rate AA Home Equity Index and pay monthly a floating rate based on 1-month LIBOR with Lehman Brothers, Inc.	May 2006	$ 34,600,000	$ (3,926)
Receive monthly a return equal to Lehman Brothers U.S. ABS Floating Rate AA Home Equity Index and pay monthly a floating rate based on 1-month LIBOR with Lehman Brothers, Inc.	June 2006	35,000,000	(3,972)
TOTAL TOTAL RETURN SWAPS		285,500,000	195,913
		$ 323,690,000	$ 182,462
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $773,636,719 or 11.0% of net assets.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $965,703.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(e) The maturity amount is based on the rate at period end.
Income Tax Information

At December 31, 2005, the aggregate cost of investment securities for income tax purposes was $7,055,058,517. Net unrealized appreciation aggregated $2,701,284, of which $8,425,684 related to appreciated investment securities and $5,724,400 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 17, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	February 17, 2006